March 2, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus Debt and Equity Funds (the "Company")
      Dreyfus Premier Core Bond Fund
      Dreyfus Premier High Yield Securities Fund
      Dreyfus Premier High Yield Debt Plus Equity Fund
      Dreyfus Premier Real Estate Mortgage Fund
      Dreyfus Short Term High Yield Fund
      Dreyfus Equity Income Fund
      File Nos. 33-7172,811-4748

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for each of the above-referenced Funds and the combined Statement of Additional Information for the Company, does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2000, pursuant to Rule 485(b).


                                                      Very truly yours,


                                                      Faria Adam